SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Allocated Costs (Income) Included in the Consolidated and Combined Statements of Income
The consolidated and combined financial statements reflect the results of operations, cash flows and net assets of the Combined Entity including the Dropdown Predecessor, which have been carved out of the consolidated financial statements of Golar. The historical combined financial statements include assets, liabilities, revenues, expenses and cash flows directly attributable to the Partnership's interests in the four vessels in the Initial Fleet and the Dropdown Predecessor. Accordingly, the historical combined carve-out financial statements reflect allocations of certain expenses, including that of administrative expenses including share options and pension costs, mark-to-market of interest rate, foreign currency swap derivatives and amortization of deferred tax benefits on intragroup transfers. These allocated costs have been accounted for as an equity contribution in the combined balance sheets. Allocated costs (income) included in the accompanying consolidated and combined statements of income are as follows:

(in thousands of $)	2012	2011	2010
Administrative expenses	1,365	4,947	6,651
Pension costs	220	805	1,439
Net financial (income) expenses	(149)	(2,983)	16,172
	1,436	2,769	24,262

Net Liabilities Eliminated
Details of the net liabilities eliminated are as follows:

(in thousands of $)	Dropdown Predecessor relating to NR Satu (1)	Dropdown Predecessor relating to Golar Freeze (2)	Combined Entity ("Initial Fleet")(3)	Total
Balance Sheet captions:
Other non-current assets	—	—	12,007	12,007
Other current liabilities	(1,511)	—	—	(1,511)
Other long-term liabilities	(7,535)	(24,810)	(26,863)	(59,208)
Total	(9,046)	(24,810)	(14,856)	(48,712)
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(1)	As of July 19, 2012
(2)	As of October 19, 2011
(3)	As of April 13, 2011

Accumulated Other Comprehensive Loss
As at December 31, 2012, 2011 and 2010, the Partnership's accumulated other comprehensive loss consisted of the following components:

(in thousands of $)	2012	2011	2010
Unrealized net loss on qualifying cash flow hedging instruments	(8,989)	(5,039)	(5,943)

Useful Lives of Long-lived Assets	Useful lives applied in depreciation are as follows:
Vessels	40 to 50 years
Deferred drydocking expenditure	two to five years
Mooring equipment	11 years